Financial Instruments	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Master Trust [Line Items]
Financial Instruments	Financial Instruments
Fair Value Measurements
ASC Topic 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the quality of inputs used to measure fair value, and enhances disclosure requirements for fair value measurements.
Fair Value Hierarchy
The Plan has categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique.
6.  Financial Instruments (continued)
If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument. Certain investments are measured at the fair value using the NAV per share as a practical expedient and have not been classified in the fair value hierarchy.
Financial assets recorded at fair value on the Statements of Net Assets Available for Benefits are categorized as follows:
•Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market. The Plan defines an active market as a market in which transactions take place with sufficient frequency and volume to provide pricing information on an ongoing basis.
•Level 2 - Quoted prices in markets that are not active or values based on inputs that are observable either directly or indirectly for substantially the full term of the asset or liability.
•Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.
When available, the estimated fair value of financial instruments is based on quoted prices in active markets that are readily and regularly obtainable. When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies, including discounted cash flow methodologies, matrix pricing, or other similar techniques.
The following table presents the Master Trust's hierarchy for its assets measured at fair value as of December 31, 2025 and 2024:

	December 31, 2025
	Level 1	Level 2	Level 3	Total
Assets:
Mutual funds	$141,112,300	$—	$—	$141,112,300
Common/collective trust funds	2,472,523,301	—	—	2,472,523,301
Common stock funds	33,296,633	—	—	33,296,633
Self-directed brokerage account	88,070,839	—	—	88,070,839
Cash and cash equivalents	22,364	—	—	22,364
Total	$2,735,025,437	$—	$—	$2,735,025,437
Separate account funds measured at NAV				70,488,765
Total assets at fair value				$2,805,514,202

	December 31, 2024
	Level 1	Level 2	Level 3	Total
Assets:
Mutual funds	$123,107,773	$—	$—	$123,107,773
Common/collective trust funds	2,176,721,606	—	—	2,176,721,606
Common stock funds	30,890,263	—	—	30,890,263
Self-directed brokerage account	74,619,528	—	—	74,619,528
Cash and cash equivalents	34,172	—	—	34,172
Total	$2,405,373,342	$—	$—	$2,405,373,342
Separate account funds measured at NAV				73,640,838
Total assets at fair value				$2,479,014,180
6.  Financial Instruments (continued)
Valuation of Financial Assets and Liabilities at Fair Value
Certain assets are measured at estimated fair value on the Plan’s Statements of Net Assets Available for Benefits. The Plan defines fair value as the price that would be received to sell an asset (an exit price) in the principal or most advantageous market for the asset in an orderly transaction between market participants on the measurement date. The exit price and the transaction (or entry) price will be the same at initial recognition in many circumstances. However, in certain cases, the transaction price may not represent fair value. Fair value is required to be a market-based measurement which is determined based on a hypothetical transaction at the measurement date, from a market participant’s perspective. The Plan considers three broad valuation approaches when a quoted price is unavailable: (i) the market approach, (ii) the income approach and (iii) the cost approach. The Plan determines the most appropriate valuation technique to use, given the instrument being measured and the availability of sufficient inputs. The Plan prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available.
The Plan utilizes a number of valuation methodologies to determine the fair values of its financial assets in conformity with the concepts of
“exit price” and the fair value hierarchy as prescribed in ASC Topic 820. Valuations are obtained from third-party commercial pricing services, brokers and industry-standard, vendor-provided software that models the value based on market observable inputs. The valuations obtained from third-party commercial pricing services are non-binding. The Plan reviews the assumptions and inputs used by third-party commercial pricing services for each reporting period in order to determine an appropriate fair value hierarchy level. The documentation and analysis obtained from third-party commercial pricing services are reviewed by the Plan, including in-depth validation procedures confirming the observability of inputs.
The following valuation methods and assumptions were used by the Plan in estimating the reported values for the investments described below:
Mutual funds: Mutual funds are reported at quoted market price, which represent NAV of shares, and included in Level 1. This financial instrument includes U.S. equities, International equities, and Short-term investment funds.
Common/collective trust funds: Common/collective trusts are reported at NAV or alternative fair value methods by the Trustee when NAV is not available. This category includes common/collective trust funds that are designed to provide growth in capital by replicating benchmark indices and includes primarily equity investments. The life cycle funds that are within this category are invested in highly diversified funds designed to remain appropriate for investors in terms of risk throughout a variety of life circumstances. There are currently no redemption restrictions on these investments.
Common stock funds: Investments in Voya shares are based on the daily Net Asset Value (“NAV”) per unit of the stock funds which is determined using quoted market prices of the underlying investments. There are currently no redemption restrictions on this investment;
however there may be times that the Voya shares are subject to blackout periods. Participants will generally receive advance notice of a blackout period and its anticipated end date.
Separate account funds: Separate account funds are reported at NAV or alternative fair value methods by the Trustee when NAV is not available.
Self-directed brokerage account: The securities held within the SDBA are standard assets such as mutual funds, equities and cash and cash equivalent assets. These holdings are reported at quoted market price. These assets are included in Level 1.
Cash and cash equivalents: The carrying amounts for cash reflect the assets’ fair value. The fair values for cash equivalent are determined based on quoted market prices. These assets are included in Level 1.
Transfers in and out of Level 1 and 2
There were no securities transferred between Level 1 and Level 2 for the years ended December 31, 2025 and 2024. The Plan’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.